Stockholders' Equity (Deficit) (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 24, 2015	May 18, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Proceeds from issuance of common stock					$ 1,340,000
Exercise price per share				$ 0.45	$ 0.57
Private Placement [Member]
Class of Stock [Line Items]
Number of common stock shares sold during the period		1,834,299
Gross proceeds from issuance of private placement		$ 1,230,000
Warrants description		Each unit consisted of one share of its common stock and a five-year warrant to purchase one-half of one share of the Company’s common stock.
Shares issued price per share		$ 0.67
Class of warrant or right, number of securities called by each warrant or right		917,149
Exercise price per share		$ 0.85
Proceeds of equity issuance costs net		$ 24,000
Proceeds from private placement		$ 1,205,000
Lincoln Park Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock issued during period, value, new issues	$ 10,000,000
Limited liability company description for purchase shares level	direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock
Limited liability company (llc) or limited partnership (lp), members or limited partners, ownership interest	9.99%
Limited liability company description for regular purchase	Regular Purchase be more than $500,000.
Stock issued during period, shares, other	250,000
Fair value of stock issued as commitment fee	$ 163,000
Number of common stock shares sold during the period			300,000
Share price			$ 0.45
Proceeds from issuance of common stock			$ 135,000
Amortized commitment fee					$ 163,000